Redeemable preferred shares of non-controlling interest	12 Months Ended
Dec. 31, 2023
Redeemable Preferred Shares Of Non-controlling Interest
Redeemable preferred shares of non-controlling interest

10. Redeemable preferred shares of non-controlling interest

Issuance of redeemable preferred shares

From year 2018 to 2021, Lucas China issued a series of shares to investors:

On August 14, 2018, Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Qianjin Network”), aka 51 JOB, entered into a share purchase agreement with Lucas China (“2018 SPA I”), to purchase 649,519 shares with par value RMB1 per share, amounting to an aggregate purchase price of RMB25,000.

On November 12, 2018, Beagledata Technology Co., Ltd. (“Beagledata”) entered into a share purchase agreement with Lucas China (“2018 SPA II”), to purchase 60,313 shares with par value RMB1 per share, amounting to an aggregate purchase price of RMB5,000.

Before January 1, 2020, Lucas China has collected all proceeds from investment pursuant to 2018 SPA I and 2018 SPA II.

On August 14, 2020, Qianjing Network, Beagledata, Qingdao Haichuanghui Technology Co., Ltd (“Haichuanghui”), a corporate venture capital firm fully owned by the Haier Group, entered into a share purchase agreement with the Group (“2020 SPA”), to purchase 75,392, 52,271 and 20,104 shares with par value RMB1 per share and purchase price of approximately RMB99.48 per share, respectively, amounting to an aggregate purchase price of RMB14,700. Pursuant to 2020 SPA, share purchase agreements signed aforementioned, including 2018 SPA I and 2018 SPA II, shall be carried out in accordance with the terms agreed in 2020 SPA. According to 2020 SPA, the major rights, preferences and privileges of the shares are as follows:

Redemption Rights

The shares shall be redeemable at the option of holders of the shares if any of the below terms was met:

(1)	The investors issue a written notice to require the redemption of all or part of their shares;

(2)	Other matters in which the interests of Investors are damage due to the Lucas China’s actions, including but not limited to the matters that the result that controlling shareholders lose control of the Lucas China by transferring their shares without prior consent, primarily business of the Lucas China changes adversely, transactions without commercial substance, forgery of accounting documents, etc.

The redemption price of the Shares is:

Redemption price = Total Consideration * (1+10%*T) + Accumulated unpaid dividends from the first date which Lucas China received the consideration of investment

T equals to days, between the date on which Lucas China received the total consideration and the redemption date, divided by 365.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

10.	Redeemable preferred shares of non-controlling interest (cont.)

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Lucas China, either voluntary or involuntary, the holders of the shares shall be entitled to receive, prior to any distribution to the holders of the ordinary shares or any other class or series of shares then outstanding, an amount equals to the redemption amount mentioned before.

On October 10, 2021, Jiaxing Anding Equity Investment Partnership (L.P.) (“Jiaxing Anding”) entered into a share purchase agreement with the Group (“2021 SPA”), to purchase 136,611 shares with par value RMB1 per share and purchase price of approximately RMB179.34 per share, respectively, amounting to an aggregate purchase price of RMB24,500. As of December 31, 2021, Lucas China received the total consideration. The major rights, preferences and privileges of the shares in 2021 SPA are applicable to all investors and their shares (“Shares”), including Qianjing Network, Beagledata, Haichuanghui, Jiaxing Anding (collectively “Investors”), which are as below:

Redemption Rights

The Shares shall be redeemable at the option of holders of the Shares if any of the below terms was met:

(1)	Lucas China has not consummated a Qualified Initial Public Offering (“QIPO”) within 48 months after the closing of the sales of the Shares;

(2)	The Investors issue a written notice to require the redemption of all or part of their shares;

(3)	Other matters in which the interests of Investors are damage due to the Lucas China’s actions, including but not limited to the matters that the result that controlling shareholders lose control of the Lucas China by transferring their shares without prior consent, primarily business of the Lucas China changes adversely, transactions without commercial substance, forgery of accounting documents, etc.

The redemption price of the Shares is:

Redemption price = Total Consideration * (1+8%*T) + Accumulated unpaid dividends from the first date which Lucas China received the consideration of investment

T equals to days, between the date on which Lucas China received the total consideration and the redemption date, divided by 365.

Dividend Rights

Jiaxing Anding and Qianjing Network should be entitled to have priority rights to receive dividends, prior and in preference to any declaration or payment of any dividend on the ordinary shares or any other class or series of shares of Lucas China, at the rate of 8% per annum of the total consideration of the shares. The distributions shall be cumulative.

If there is any surplus after the payment of the dividend to Jiaxing Anding, dividends or profits shall be declared and distributed to Qianjin Network in priority, and then to each shareholder (including Jiaxing Anding and Qianjin Network) in accordance with the relative proportion of the investment amount actually paid by each shareholder in the Company.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of Lucas China, either voluntary or involuntary, the holders of the Shares shall be entitled to receive, prior to any distribution to the holders of the ordinary shares or any other class or series of shares then outstanding, an amount equals to the redemption amount mentioned before.

Waive of redemption rights

On October 27, 2022, Lucas China entered into supplemental agreement with investors including Qianjin Network, Beagledata, Haichuanghui and Jiaxing Anding, under which all investors agreed to waive their privileges including redemption rights, priority rights to receive dividends, and liquidation preferences under 2021 SPA.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

10.	Redeemable preferred shares of non-controlling interest (cont.)

Accounting for redeemable preferred shares of non-controlling interest and waive of redemption feature

2021 SPA modified the redemption rights and corresponding calculation formula of redemption price, clarified the dividend rights to different investors in 2020 SPA. Pursuant to valuation report, the change of fair value of redeemable preferred shares immediately before and after the amendment was less than 10%. Therefore, the amendment under 2021 SPA should be accounted for as a modification, and the difference between the fair value of redeemable preferred shares immediately before and after the modification should be recognized as reduction of accumulated deficit as a deemed dividend of RMB568.

For the years ended December 31, 2021, the Group recognized additional accretion of redeemable preferred shares to redemption value of RMB1,325.

Under the supplemental agreement dated October 27, 2022, since the redemption feature lapsed, the mezzanine equity should be reclassified to permanent equity on the agreement effective date. In 2022 before the waiver of redemption rights of preferred shares, the Group recognized additional accretion of redeemable preferred shares to redemption value of RMB2,906.

The movement in the carrying value of the redeemable preferred shares are as follows:

	Redeemable preferred shares issued to Qianjin NetWork	Redeemable preferred shares issued to Tianyun Rongchuang and Haichuanghui	Redeemable preferred shares issued to Jiaxing Anding	Total
Balance as of January 1, 2021	72,390	11,221	-	83,611
Issuance of redeemable preferred shares	-	-	24,500	24,500
Collection of subscription receivables of redeemable preferred shares	-	2,000	-	2,000
Deemed dividend/(Transfer of value) in connection with preferred shares modification	1,001	(433)	-	568
Accretion of subsidiary’s redeemable preferred shares to redemption value	144	1,181	-	1,325
Balance as of December 31, 2021	73,535	13,969	24,500	112,004
Accretion of subsidiary’s redeemable preferred shares to redemption value	493	802	1,611	2,906
Waive of redemption features	(74,028)	(14,771)	(26,111)	(114,910)
Balance as of December 31, 2022	-	-	-	-